PROVISIONS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Provisions
Balance at the beginning of the period	$ 1,004.0
Balance at the end of the period	1,050.8	$ 1,004.0
Less: current portion	(74.2)	(62.5)
Non-current portion	976.6	941.5
Reclamation and remediation obligations
Provisions
Balance at the beginning of the period	948.6	876.9
Change in estimate	30.0	60.0
Accretion	49.5	40.9
Payments	(36.3)	(29.2)
Balance at the end of the period	991.8	948.6
Less: current portion	(67.3)	(55.7)
Non-current portion	924.5	892.9
Change in estimate included in other operating expense	(56.0)	6.9
Change in estimate included in property, plant and equipment	86.0
Letter of credit issued to various agencies	580.7	478.4
Surety bonds outstanding	$ 461.1	$ 451.8
Reclamation and remediation obligations | Minimum
Provisions
Discount rate used in estimating site restoration cost obligation (in percent)	3.50%	4.30%
Inflation rate used in estimating the site restoration cost obligation (in percent)	1.90%	1.90%
Reclamation and remediation obligations | Maximum
Provisions
Discount rate used in estimating site restoration cost obligation (in percent)	8.20%	8.40%
Inflation rate used in estimating the site restoration cost obligation (in percent)	4.00%	4.20%
Other
Provisions
Balance at the beginning of the period	$ 55.4
Balance at the end of the period	$ 59.0	$ 55.4